Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenues	[1]	$ 52,546	$ 52,824	$ 48,851
Innovative Health and Essential Health [Member]
Revenue from External Customer [Line Items]
Revenues		52,546	52,824	48,851
Innovative Health and Essential Health [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	5,065	4,966	4,839
Innovative Health and Essential Health [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	1,204	1,564	1,708
Innovative Health and Essential Health [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		2,927	1,746	1,312
Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[4]	31,422	29,197	26,758
Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[5]	21,124	23,627	22,094
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		9,684	8,858	7,611
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	4,511	4,165	3,655
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Eliquis [Member]
Revenue from External Customer [Line Items]
Revenues		2,523	1,713	913
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues		997	842	671
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	823	1,181	1,297
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues		261	251	232
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues		257	258	267
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Internal Medicine [Member]
Revenue from External Customer [Line Items]
Revenues		312	447	577
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		6,001	6,071	6,454
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Prevenar Family [Member]
Revenue from External Customer [Line Items]
Revenues		5,601	5,718	6,245
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | FSME-IMMUN/TicoVac [Member]
Revenue from External Customer [Line Items]
Revenues		134	114	104
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Vaccines Products [Member]
Revenue from External Customer [Line Items]
Revenues		266	239	104
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		6,056	4,563	2,955
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Ibrance [Member]
Revenue from External Customer [Line Items]
Revenues		3,126	2,135	723
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues		1,081	1,095	1,120
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues		594	561	488
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xtandi Alliance [Member]
Revenue from External Customer [Line Items]
Revenues		590	140	0
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues		339	401	430
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Bosulif [Member]
Revenue from External Customer [Line Items]
Revenues		233	167	111
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Oncology Products [Member]
Revenue from External Customer [Line Items]
Revenues		93	63	83
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		3,968	3,928	3,918
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues		2,452	2,909	3,333
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues		1,345	927	523
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Eucrisa [Member]
Revenue from External Customer [Line Items]
Revenues		67	0	0
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Inflammation and Immunology Products [Member]
Revenue from External Customer [Line Items]
Revenues		103	93	61
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		2,240	2,369	2,425
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues		604	712	752
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues		551	554	533
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues		532	579	617
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues		254	232	218
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Rare Disease Products [Member]
Revenue from External Customer [Line Items]
Revenues		300	292	306
Consumer Healthcare [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		3,472	3,407	3,395
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	10,894	11,197	11,745
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues		1,915	1,758	1,860
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues		977	1,017	1,018
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues		926	962	991
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues		335	363	399
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues		297	278	288
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues		291	304	374
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Epi Pen [Member]
Revenue from External Customer [Line Items]
Revenues		290	386	339
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues		270	272	275
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues		236	323	352
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues		225	222	224
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Sildenafil Citrate [Member]
Revenue from External Customer [Line Items]
Revenues		56	0	0
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Other Legacy Established Products [Member]
Revenue from External Customer [Line Items]
Revenues		5,077	5,313	5,625
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[7]	5,673	6,014	3,944
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues		483	450	402
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues		471	396	339
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues		306	318	335
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues		260	274	304
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Precedex [Member]
Revenue from External Customer [Line Items]
Revenues		243	264	76
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Tazosyn / Zosyn [Member]
Revenue from External Customer [Line Items]
Revenues		194	146	144
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Sterile Injectable Pharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		3,715	4,166	2,343
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	3,223	4,220	5,326
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	553	801	1,183
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	382	383	411
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues		775	733	830
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues		421	590	682
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues		303	732	715
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues		281	421	883
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues		252	285	260
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Peri-LOE Products [Member]
Revenue from External Customer [Line Items]
Revenues		257	276	362
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[9]	531	319	63
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Inflectra/Remsima [Member]
Revenue from External Customer [Line Items]
Revenues		419	192	30
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Biosimilars [Member]
Revenue from External Customer [Line Items]
Revenues		112	127	33
CentreOne [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[10]	706	718	612
Hospira Infusion Systems [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[11]	$ 97	$ 1,158	$ 403

[1]	Amounts may not add due to rounding.
[2]	Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.
[3]	Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH. Viagra lost exclusivity in the U.S. in December 2017. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward
[4]	The IH business encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare. Through December 31, 2016, includes Duavive/Duavee and Viviant (recorded in All other Internal Medicine in 2016), which were transferred from Innovative Health to Essential Health effective January 1, 2017 (recorded in All other LEP (EH) beginning January 1, 2017), in order to align these products with our management of the women’s health portfolio within EH.
[5]	The EH business encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Biosimilars, Pfizer CentreOne and HIS (through February 2, 2017), and includes all legacy Hospira commercial operations.
[6]	Legacy Established Products primarily include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products). Effective January 1, 2017, All other LEP includes Duavive/Duavee and Viviant, which were transferred from Innovative Health (recorded in All other Internal Medicine (IH) in 2016), in order to align these products with our management of the women’s health portfolio within EH. See note (a) above.
[7]	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).
[8]	Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include: Lyrica in Europe, Russia, Turkey, Israel and Central Asia; Viagra in all countries (excluding the U.S. and Canada); and worldwide revenues for Celebrex, Pristiq, Zyvox, Vfend, Revatio and Inspra. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH. Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward. See note (c) above.
[9]	Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle Eastern markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle Eastern markets.
[10]	Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc.
[11]	HIS (through February 2, 2017) includes Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.